         Supplement dated July 9, 2001 to Prospectus dated May 1, 2001 for the Pacific Innovations Select, a variable annuity contract issued by Pacific Life Insurance Company

                      ---------------------------------------------------------
                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This Supplement which amends the Prospectus describes the optional Guaranteed Income Advantage (GIA) Rider.

                       The AN OVERVIEW OF PACIFIC INNOVATIONS SELECT section under the Optional Riders section on page 5 of the Prospectus is amended as follows:

                       Guaranteed Income Advantage Rider
                       The Guaranteed Income Advantage Rider ("GIA Rider") offers a guaranteed income advantage annuity option. You may buy the GIA Rider on the Contract Date or on any Contract Anniversary. The GIA Rider is not available in all states. Ask your registered representative about its current availability status in your state of delivery.

                       The expense table on page 6 of the Prospectus under the Contract Expenses section has been revised by adding:

                       Guaranteed Income Advantage Rider Charge, (calculated
                       as a percentage of Contract Value)              0.30%/8/

                       /8/ If you buy the Guaranteed Income Advantage Rider
                           (GIA Rider), which is subject to state
                           availability, we deduct this charge on each Contract Anniversary date and the Annuity Date, and when you make a full withdrawal, if the GIA Rider is in effect on that date, or when you terminate the GIA Rider.

                       The information on page 8 of the Prospectus under the Examples section has been revised as follows:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $65,000

                       . the Variable Investment Options have an annual return
                         of 5%

                       . the Annual Fee is deducted even when the Contract
                         Value goes over $50,000 and a waiver would normally apply

                       . our current program to reimburse to Pacific Select
                         Fund Portfolio expenses in excess of the 0.10% expense cap as described in Pacific Select Fund Annual Expenses will continue for at least 10 years.

                       without any Rider reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR), or Premier Death Benefit Rider
                       (PDBR), or the Earnings Enhancement Guarantee (EEG) Rider or the Guaranteed Income Advantage (GIA) Rider.

                       with SDBR reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider, but not the PDBR, EEG or GIA Riders.

                       with SDBR and EEG Rider reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider and the Earnings Enhancement Guarantee (EEG) Rider.

                       with SDBR and GIA Rider reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider and the Guaranteed Income Advantage (GIA) Rider.

                       with SDBR, EEG, and GIA Riders reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider, the Earnings Enhancement Guarantee
                       (EEG) Rider and the Guaranteed Income Advantage (GIA) Rider.

                       with PDBR reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider, but not the PDBR, EEG or GIA Riders.

                       with PDBR and EEG Rider reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider and the Earnings Enhancement Guarantee (EEG) Rider.

                       with PDBR and GIA Rider reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider and the Guaranteed Income Advantage (GIA) Rider.

                       with PDBR, EEG, and GIA Riders reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider, the Earnings Enhancement Guarantee Rider
                       (EEG) and the Guaranteed Income Advantage (GIA) Rider.

                       with EEG Rider reflects the expenses you would pay if you bought the optional Earnings Enhancement Guarantee
                       (EEG) Rider, but not the optional GIA, SDBR, or PDBR riders.

                       with GIA Rider reflects the expenses you would pay if you bought the optional Guaranteed Income Advantage
                       (GIA) Rider, but not the optional EEG, SDBR, or PDBR riders.

                       with EEG and GIA Riders reflects the expenses you would pay if you bought the optional Earnings Enhancement Guarantee (EEG) Rider and the Guaranteed Income Advantage (GIA) Rider.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ----------------------------------------------------------------------------------------------
                                                                                             Expenses if you did
                                                                                             not annuitize or
                                                   Expenses if you      Expenses if you      surrender, but left
                                                   annuitized           surrendered          the money in your
                                                   your Contract ($)    your Contract ($)    Contract ($)
                   ----------------------------------------------------------------------------------------------
                   Variable Account                1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ----------------------------------------------------------------------------------------------
                   Blue Chip
                   without any Rider                90   84  143   303   90  120  143   303  27    84  143   303
                   with SDBR                        92   90  153   322   92  126  153   322  29    90  153   322
                   with SDBR and EEG Rider          95   97  165   346   95  133  165   346  32    97  165   346
                   with SDBR and GIA Rider          95   99  168   350   95  135  168   350  32    99  168   350
                   with SDBR, EEG, and GIA Riders   98  106  180   373   98  142  180   373  35   106  180   373
                   with PDBR                        94   94  160   336   94  130  160   336  31    94  160   336
                   with PDBR and EEG Rider          96  102  172   359   96  138  172   359  33   102  172   359
                   with PDBR and GIA Rider          97  103  175   364   97  139  175   364  34   103  175   364
                   with PDBR, EEG, and GIA Riders   99  111  187   387   99  147  187   387  36   111  187   387
                   with EEG                         93   91  155   327   93  127  155   327  30    91  155   327
                   with GIA                         93   93  158   332   93  129  158   332  30    93  158   332
                   with EEG and GIA Riders          96  100  170   355   96  136  170   355  33   100  170   355
                   ----------------------------------------------------------------------------------------------
                   Aggressive Growth
                   without any Rider                91   85  145   308   91  121  145   308  28    85  145   308
                   with SDBR                        93   91  155   327   93  127  155   327  30    91  155   327
                   with SDBR and EEG Rider          95   99  168   350   95  135  168   350  32    99  168   350
                   with SDBR and GIA Rider          96  100  170   355   96  136  170   355  33   100  170   355
                   with SDBR, EEG, and GIA Riders   98  108  182   378   98  144  182   378  35   108  182   378
                   with PDBR                        94   96  163   341   94  132  163   341  31    96  163   341
                   with PDBR and EEG Rider          97  103  175   364   97  139  175   364  34   103  175   364
                   with PDBR and GIA Rider          97  105  177   369   97  141  177   369  34   105  177   369
                   with PDBR, EEG, and GIA Riders  100  112  189   391  100  148  189   391  37   112  189   391
                   with EEG                         93   93  158   332   93  129  158   332  30    93  158   332
                   with GIA                         94   94  160   336   94  130  160   336  31    94  160   336
                   with EEG and GIA Riders          96  102  173   360   96  138  173   360  33   102  173   360
                   ----------------------------------------------------------------------------------------------

                   -------------------------------------------------------------------------------------------------
                                                                                             Expenses if you did not
                                                   Expenses if you      Expenses if you      annuitize or surrender,
                                                   annuitized           surrendered          but left the money in
                                                   your Contract ($)    your Contract ($)    your Contract ($)
                   -------------------------------------------------------------------------------------------------
                   Variable Account                1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr  3 yr  5 yr  10 yr
                   -------------------------------------------------------------------------------------------------
                   Aggressive Equity
                   without any Rider                89   79  135   286   89  115  135   286  26     79   135    286
                   with SDBR                        91   85  145   306   91  121  145   306  28     85   145    306
                   with SDBR and EEG Rider          93   92  157   330   93  128  157   330  30     92   157    330
                   with SDBR and GIA Rider          94   94  159   335   94  130  159   335  31     94   159    335
                   with SDBR, EEG, and GIA Riders   96  101  172   358   96  137  172   358  33    101   172    358
                   with PDBR                        92   89  152   320   92  125  152   320  29     89   152    320
                   with PDBR and EEG Rider          95   97  164   344   95  133  164   344  32     97   164    344
                   with PDBR and GIA Rider          95   98  167   349   95  134  167   349  32     98   167    349
                   with PDBR, EEG, and GIA Riders   98  106  179   372   98  142  179   372  35    106   179    372
                   with EEG                         91   86  147   311   91  122  147   311  28     86   147    311
                   with GIA                         92   88  150   316   92  124  150   316  29     88   150    316
                   with EEG and GIA Riders          94   95  162   340   94  131  162   340  31     95   162    340
                   -------------------------------------------------------------------------------------------------
                   Emerging Markets
                   without any Rider                93   93  157   330   93  129  157   330  30     93   157    330
                   with SDBR                        95   98  167   349   95  134  167   349  32     98   167    349
                   with SDBR and EEG Rider          98  106  179   372   98  142  179   372  35    106   179    372
                   with SDBR and GIA Rider          98  107  182   377   98  143  182   377  35    107   182    377
                   with SDBR, EEG, and GIA Riders  101  115  194   399  101  151  194   399  38    115   194    399
                   with PDBR                        97  103  174   363   97  139  174   363  34    103   174    363
                   with PDBR and EEG Rider          99  110  186   385   99  146  186   385  36    110   186    385
                   with PDBR and GIA Rider         100  112  189   390  100  148  189   390  37    112   189    390
                   with PDBR, EEG, and GIA Riders  102  119  201   412  102  155  201   412  39    119   201    412
                   with EEG                         96  100  170   354   96  136  170   354  33    100   170    354
                   with GIA                         96  101  172   359   96  137  172   359  33    101   172    359
                   with EEG and GIA Riders          99  109  184   381   99  145  184   381  36    109   184    381
                   -------------------------------------------------------------------------------------------------
                   Diversified Research
                   without any Rider                90   83  142   300   90  119  142   300  27     83   142    300
                   with SDBR                        92   89  151   319   92  125  151   319  29     89   151    319
                   with SDBR and EEG Rider          95   96  164   343   95  132  164   343  32     96   164    343
                   with SDBR and GIA Rider          95   98  166   348   95  134  166   348  32     98   166    348
                   with SDBR, EEG, and GIA Riders   98  105  178   371   98  141  178   371  35    105   178    371
                   with PDBR                        94   93  159   333   94  129  159   333  31     93   159    333
                   with PDBR and EEG Rider          96  101  171   357   96  137  171   357  33    101   171    357
                   with PDBR and GIA Rider          97  102  173   361   97  138  173   361  34    102   173    361
                   with PDBR, EEG, and GIA Riders   99  110  186   384   99  146  186   384  36    110   186    384
                   with EEG                         93   91  154   324   93  127  154   324  30     91   154    324
                   with GIA                         93   92  156   329   93  128  156   329  30     92   156    329
                   with EEG and GIA Riders          96  100  169   353   96  136  169   353  33    100   169    353
                   -------------------------------------------------------------------------------------------------
                   Small-Cap Equity
                   without any Rider                87   74  127   271   87  110  127   271  24     74   127    271
                   with SDBR                        89   80  137   291   89  116  137   291  26     80   137    291
                   with SDBR and EEG Rider          92   88  150   316   92  124  150   316  29     88   150    316
                   with SDBR and GIA Rider          92   89  152   320   92  125  152   320  29     89   152    320
                   with SDBR, EEG, and GIA Riders   95   97  164   344   95  133  164   344  32     97   164    344
                   with PDBR                        91   85  145   306   91  121  145   306  28     85   145    306
                   with PDBR and EEG Rider          93   92  157   330   93  128  157   330  30     92   157    330
                   with PDBR and GIA Rider          94   94  159   335   94  130  159   335  31     94   159    335
                   with PDBR, EEG, and GIA Riders   96  101  172   358   96  137  172   358  33    101   172    358
                   with EEG                         90   82  140   296   90  118  140   296  27     82   140    296
                   with GIA                         90   83  142   301   90  119  142   301  27     83   142    301
                   with EEG and GIA Riders          93   91  155   326   93  127  155   326  30     91   155    326
                   -------------------------------------------------------------------------------------------------
                   International Large Cap
                   without any Rider                92   89  151   318   92  125  151   318  29     89   151    318
                   with SDBR                        94   95  161   337   94  131  161   337  31     95   161    337
                   with SDBR and EEG Rider          96  102  173   360   96  138  173   360  33    102   173    360
                   with SDBR and GIA Rider          97  104  175   365   97  140  175   365  34    104   175    365
                   with SDBR, EEG, and GIA Riders   99  111  187   388   99  147  187   388  36    111   187    388
                   with PDBR                        95   99  168   351   95  135  168   351  32     99   168    351
                   with PDBR and EEG Rider          98  106  180   374   98  142  180   374  35    106   180    374
                   with PDBR and GIA Rider          98  108  182   378   98  144  182   378  35    108   182    378
                   with PDBR, EEG, and GIA Riders  101  115  194   401  101  151  194   401  38    115   194    401
                   with EEG                         94   96  163   342   94  132  163   342  31     96   163    342
                   with GIA                         95   98  166   347   95  134  166   347  32     98   166    347
                   with EEG and GIA Riders          98  105  178   370   98  141  178   370  35    105   178    370
                   -------------------------------------------------------------------------------------------------

                   -------------------------------------------------------------------------------------------------
                                                                                             Expenses if you did not
                                                   Expenses if you      Expenses if you      annuitize or surrender,
                                                   annuitized           surrendered          but left the money in
                                                   your Contract ($)    your Contract ($)    your Contract ($)
                   -------------------------------------------------------------------------------------------------
                   Variable Account                1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr  3 yr  5 yr  10 yr
                   -------------------------------------------------------------------------------------------------
                   Equity
                   without any Rider                87   74  127   271   87  110  127   271  24     74   127    271
                   with SDBR                        89   80  137   291   89  116  137   291  26     80   137    291
                   with SDBR and EEG Rider          92   88  150   316   92  124  150   316  29     88   150    316
                   with SDBR and GIA Rider          92   89  152   320   92  125  152   320  29     89   152    320
                   with SDBR, EEG, and GIA Riders   95   97  164   344   95  133  164   344  32     97   164    344
                   with PDBR                        91   85  145   306   91  121  145   306  28     85   145    306
                   with PDBR and EEG Rider          93   92  157   330   93  128  157   330  30     92   157    330
                   with PDBR and GIA Rider          94   94  159   335   94  130  159   335  31     94   159    335
                   with PDBR, EEG, and GIA Riders   96  101  172   358   96  137  172   358  33    101   172    358
                   with EEG                         90   82  140   296   90  118  140   296  27     82   140    296
                   with GIA                         90   83  142   301   90  119  142   301  27     83   142    301
                   with EEG and GIA Riders          93   91  155   326   93  127  155   326  30     91   155    326
                   -------------------------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without any Rider                96  101  172   358   96  137  172   358  33    101   172    358
                   with SDBR                        98  107  181   376   98  143  181   376  35    107   181    376
                   with SDBR and EEG Rider         101  115  193   399  101  151  193   399  38    115   193    399
                   with SDBR and GIA Rider         101  116  196   403  101  152  196   403  38    116   196    403
                   with SDBR, EEG, and GIA Riders  104  123  207   425  104  159  207   425  41    123   207    425
                   with PDBR                       100  112  188   389  100  148  188   389  37    112   188    389
                   with PDBR and EEG Rider         102  119  200   411  102  155  200   411  39    119   200    411
                   with PDBR and GIA Rider         103  120  203   416  103  156  203   416  40    120   203    416
                   with PDBR, EEG, and GIA Riders  105  128  214   437  105  164  214   437  42    128   214    437
                   with EEG                         99  109  184   381   99  145  184   381  36    109   184    381
                   with GIA                         99  110  186   386   99  146  186   386  36    110   186    386
                   with EEG and GIA Riders         102  118  198   408  102  154  198   408  39    118   198    408
                   -------------------------------------------------------------------------------------------------
                   Financial Services
                   without any Rider                92   90  152   321   92  126  152   321  29     90   152    321
                   with SDBR                        94   95  162   340   94  131  162   340  31     95   162    340
                   with SDBR and EEG Rider          97  103  174   363   97  139  174   363  34    103   174    363
                   with SDBR and GIA Rider          97  104  177   368   97  140  177   368  34    104   177    368
                   with SDBR, EEG, and GIA Riders  100  112  189   390  100  148  189   390  37    112   189    390
                   with PDBR                        96  100  169   354   96  136  169   354  33    100   169    354
                   with PDBR and EEG Rider          98  107  181   377   98  143  181   377  35    107   181    377
                   with PDBR and GIA Rider          99  109  184   381   99  145  184   381  36    109   184    381
                   with PDBR, EEG, and GIA Riders  101  116  196   403  101  152  196   403  38    116   196    403
                   with EEG                         95   97  165   345   95  133  165   345  32     97   165    345
                   with GIA                         95   99  167   349   95  135  167   349  32     99   167    349
                   with EEG and GIA Riders          98  106  179   373   98  142  179   373  35    106   179    373
                   -------------------------------------------------------------------------------------------------
                   Health Sciences
                   without any Rider                92   90  152   321   92  126  152   321  29     90   152    321
                   with SDBR                        94   95  162   340   94  131  162   340  31     95   162    340
                   with SDBR and EEG Rider          97  103  174   363   97  139  174   363  34    103   174    363
                   with SDBR and GIA Rider          97  104  177   368   97  140  177   368  34    104   177    368
                   with SDBR, EEG, and GIA Riders  100  112  189   390  100  148  189   390  37    112   189    390
                   with PDBR                        96  100  169   354   96  136  169   354  33    100   169    354
                   with PDBR and EEG Rider          98  107  181   377   98  143  181   377  35    107   181    377
                   with PDBR and GIA Rider          99  109  184   381   99  145  184   381  36    109   184    381
                   with PDBR, EEG, and GIA Riders  101  116  196   403  101  152  196   403  38    116   196    403
                   with EEG                         95   97  165   345   95  133  165   345  32     97   165    345
                   with GIA                         95   99  167   349   95  135  167   349  32     99   167    349
                   with EEG and GIA Riders          98  106  179   373   98  142  179   373  35    106   179    373
                   -------------------------------------------------------------------------------------------------
                   Technology
                   without any Rider                92   89  151   319   92  125  151   319  29     89   151    319
                   with SDBR                        94   95  161   338   94  131  161   338  31     95   161    338
                   with SDBR and EEG Rider          97  102  173   361   97  138  173   361  34    102   173    361
                   with SDBR and GIA Rider          97  104  176   366   97  140  176   366  34    104   176    366
                   with SDBR, EEG, and GIA Riders  100  111  188   389  100  147  188   389  37    111   188    389
                   with PDBR                        96   99  168   352   96  135  168   352  33     99   168    352
                   with PDBR and EEG Rider          98  107  181   375   98  143  181   375  35    107   181    375
                   with PDBR and GIA Rider          99  108  183   379   99  144  183   379  36    108   183    379
                   with PDBR, EEG, and GIA Riders  101  116  195   402  101  152  195   402  38    116   195    402
                   with EEG                         95   96  164   343   95  132  164   343  32     96   164    343
                   with GIA                         95   98  166   348   95  134  166   348  32     98   166    348
                   with EEG and GIA Riders          98  105  178   371   98  141  178   371  35    105   178    371
                   -------------------------------------------------------------------------------------------------

                   -------------------------------------------------------------------------------------------------
                                                                                             Expenses if you did not
                                                   Expenses if you      Expenses if you      annuitize or surrender,
                                                   annuitized           surrendered          but left the money in
                                                   your Contract ($)    your Contract ($)    your Contract ($)
                   -------------------------------------------------------------------------------------------------
                   Variable Account                1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr  3 yr  5 yr  10 yr
                   -------------------------------------------------------------------------------------------------
                   Telecommunications
                   without any Rider                92   89  151   319   92  125  151   319  29     89   151    319
                   with SDBR                        94   95  161   338   94  131  161   338  31     95   161    338
                   with SDBR and EEG Rider          97  102  173   361   97  138  173   361  34    102   173    361
                   with SDBR and GIA Rider          97  104  176   366   97  140  176   366  34    104   176    366
                   with SDBR, EEG, and GIA Riders  100  111  188   389  100  147  188   389  37    111   188    389
                   with PDBR                        96   99  168   352   96  135  168   352  33     99   168    352
                   with PDBR and EEG Rider          98  107  181   375   98  143  181   375  35    107   181    375
                   with PDBR and GIA Rider          99  108  183   379   99  144  183   379  36    108   183    379
                   with PDBR, EEG, and GIA Riders  101  116  195   402  101  152  195   402  38    116   195    402
                   with EEG                         95   96  164   343   95  132  164   343  32     96   164    343
                   with GIA                         95   98  166   348   95  134  166   348  32     98   166    348
                   with EEG and GIA Riders          98  105  178   371   98  141  178   371  35    105   178    371
                   -------------------------------------------------------------------------------------------------
                   Multi-Strategy
                   without any Rider                87   74  127   271   87  110  127   271  24     74   127    271
                   with SDBR                        89   80  137   291   89  116  137   291  26     80   137    291
                   with SDBR and EEG Rider          92   88  150   316   92  124  150   316  29     88   150    316
                   with SDBR and GIA Rider          92   89  152   320   92  125  152   320  29     89   152    320
                   with SDBR, EEG, and GIA Riders   95   97  164   344   95  133  164   344  32     97   164    344
                   with PDBR                        91   85  145   306   91  121  145   306  28     85   145    306
                   with PDBR and EEG Rider          93   92  157   330   93  128  157   330  30     92   157    330
                   with PDBR and GIA Rider          94   94  159   335   94  130  159   335  31     94   159    335
                   with PDBR, EEG, and GIA Riders   96  101  172   358   96  137  172   358  33    101   172    358
                   with EEG                         90   82  140   296   90  118  140   296  27     82   140    296
                   with GIA                         90   83  142   301   90  119  142   301  27     83   142    301
                   with EEG and GIA Riders          93   91  155   326   93  127  155   326  30     91   155    326
                   -------------------------------------------------------------------------------------------------
                   Equity Income
                   without any Rider                87   74  127   271   87  110  127   271  24     74   127    271
                   with SDBR                        89   80  137   291   89  116  137   291  26     80   137    291
                   with SDBR and EEG Rider          92   88  150   316   92  124  150   316  29     88   150    316
                   with SDBR and GIA Rider          92   89  152   320   92  125  152   320  29     89   152    320
                   with SDBR, EEG, and GIA Riders   95   97  164   344   95  133  164   344  32     97   164    344
                   with PDBR                        91   85  145   306   91  121  145   306  28     85   145    306
                   with PDBR and EEG Rider          93   92  157   330   93  128  157   330  30     92   157    330
                   with PDBR and GIA Rider          94   94  159   335   94  130  159   335  31     94   159    335
                   with PDBR, EEG, and GIA Riders   96  101  172   358   96  137  172   358  33    101   172    358
                   with EEG                         90   82  140   296   90  118  140   296  27     82   140    296
                   with GIA                         90   83  142   301   90  119  142   301  27     83   142    301
                   with EEG and GIA Riders          93   91  155   326   93  127  155   326  30     91   155    326
                   -------------------------------------------------------------------------------------------------
                   Strategic Value
                   without any Rider                91   85  145   307   91  121  145   307  28     85   145    307
                   with SDBR                        93   91  155   326   93  127  155   326  30     91   155    326
                   with SDBR and EEG Rider          95   99  167   349   95  135  167   349  32     99   167    349
                   with SDBR and GIA Rider          96  100  170   354   96  136  170   354  33    100   170    354
                   with SDBR, EEG, and GIA Riders   98  107  182   377   98  143  182   377  35    107   182    377
                   with PDBR                        94   95  162   340   94  131  162   340  31     95   162    340
                   with PDBR and EEG Rider          97  103  174   363   97  139  174   363  34    103   174    363
                   with PDBR and GIA Rider          97  104  177   368   97  140  177   368  34    104   177    368
                   with PDBR, EEG, and GIA Riders  100  112  189   390  100  148  189   390  37    112   189    390
                   with EEG                         93   93  157   331   93  129  157   331  30     93   157    331
                   with GIA                         94   94  160   336   94  130  160   336  31     94   160    336
                   with EEG and GIA Riders          96  102  172   359   96  138  172   359  33    102   172    359
                   -------------------------------------------------------------------------------------------------
                   Growth LT
                   without any Rider                88   77  132   281   88  113  132   281  25     77   132    281
                   with SDBR                        90   83  142   301   90  119  142   301  27     83   142    301
                   with SDBR and EEG Rider          93   91  154   325   93  127  154   325  30     91   154    325
                   with SDBR and GIA Rider          93   92  157   330   93  128  157   330  30     92   157    330
                   with SDBR, EEG, and GIA Riders   96  100  169   354   96  136  169   354  33    100   169    354
                   with PDBR                        92   88  149   315   92  124  149   315  29     88   149    315
                   with PDBR and EEG Rider          94   95  162   339   94  131  162   339  31     95   162    339
                   with PDBR and GIA Rider          95   97  164   344   95  133  164   344  32     97   164    344
                   with PDBR, EEG, and GIA Riders   97  104  176   367   97  140  176   367  34    104   176    367
                   with EEG                         91   85  145   306   91  121  145   306  28     85   145    306
                   with GIA                         91   86  147   311   91  122  147   311  28     86   147    311
                   with EEG and GIA Riders          94   94  160   335   94  130  160   335  31     94   160    335
                   -------------------------------------------------------------------------------------------------

                   -------------------------------------------------------------------------------------------------
                                                                                             Expenses if you did not
                                                   Expenses if you      Expenses if you      annuitize or surrender,
                                                   annuitized           surrendered          but left the money in
                                                   your Contract ($)    your Contract ($)    your Contract ($)
                   -------------------------------------------------------------------------------------------------
                   Variable Account                1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr  3 yr  5 yr  10 yr
                   -------------------------------------------------------------------------------------------------
                   Focused 30
                   without any Rider                91   85  145   307   91  121  145   307  28     85   145    307
                   with SDBR                        93   91  155   326   93  127  155   326  30     91   155    326
                   with SDBR and EEG Rider          95   99  167   349   95  135  167   349  32     99   167    349
                   with SDBR and GIA Rider          96  100  170   354   96  136  170   354  33    100   170    354
                   with SDBR, EEG, and GIA Riders   98  107  182   377   98  143  182   377  35    107   182    377
                   with PDBR                        94   95  162   340   94  131  162   340  31     95   162    340
                   with PDBR and EEG Rider          97  103  174   363   97  139  174   363  34    103   174    363
                   with PDBR and GIA Rider          97  104  177   368   97  140  177   368  34    104   177    368
                   with PDBR, EEG, and GIA Riders  100  112  189   390  100  148  189   390  37    112   189    390
                   with EEG                         93   93  157   331   93  129  157   331  30     93   157    331
                   with GIA                         94   94  160   336   94  130  160   336  31     94   160    336
                   with EEG and GIA Riders          96  102  172   359   96  138  172   359  33    102   172    359
                   -------------------------------------------------------------------------------------------------
                   Mid-Cap Value
                   without any Rider                89   80  137   290   89  116  137   290  26     80   137    290
                   with SDBR                        91   86  146   310   91  122  146   310  28     86   146    310
                   with SDBR and EEG Rider          94   94  159   334   94  130  159   334  31     94   159    334
                   with SDBR and GIA Rider          94   95  161   338   94  131  161   338  31     95   161    338
                   with SDBR, EEG, and GIA Riders   97  102  174   362   97  138  174   362  34    102   174    362
                   with PDBR                        93   90  154   324   93  126  154   324  30     90   154    324
                   with PDBR and EEG Rider          95   98  166   348   95  134  166   348  32     98   166    348
                   with PDBR and GIA Rider          96   99  169   352   96  135  169   352  33     99   169    352
                   with PDBR, EEG, and GIA Riders   98  107  181   375   98  143  181   375  35    107   181    375
                   with EEG                         92   88  149   315   92  124  149   315  29     88   149    315
                   with GIA                         92   89  152   319   92  125  152   319  29     89   152    319
                   with EEG and GIA Riders          95   97  164   343   95  133  164   343  32     97   164    343
                   -------------------------------------------------------------------------------------------------
                   International Value
                   without any Rider                90   82  141   298   90  118  141   298  27     82   141    298
                   with SDBR                        92   88  150   317   92  124  150   317  29     88   150    317
                   with SDBR and EEG Rider          94   96  163   341   94  132  163   341  31     96   163    341
                   with SDBR and GIA Rider          95   97  165   346   95  133  165   346  32     97   165    346
                   with SDBR, EEG, and GIA Riders   97  105  177   369   97  141  177   369  34    105   177    369
                   with PDBR                        93   93  158   331   93  129  158   331  30     93   158    331
                   with PDBR and EEG Rider          96  100  170   355   96  136  170   355  33    100   170    355
                   with PDBR and GIA Rider          96  102  172   360   96  138  172   360  33    102   172    360
                   with PDBR, EEG, and GIA Riders   99  109  185   382   99  145  185   382  36    109   185    382
                   with EEG                         92   90  153   322   92  126  153   322  29     90   153    322
                   with GIA                         93   91  156   327   93  127  156   327  30     91   156    327
                   with EEG and GIA Riders          95   99  168   351   95  135  168   351  32     99   168    351
                   -------------------------------------------------------------------------------------------------
                   Capital Opportunities
                   without any Rider                89   79  136   288   89  115  136   288  26     79   136    288
                   with SDBR                        91   85  145   308   91  121  145   308  28     85   145    308
                   with SDBR and EEG Rider          93   93  158   332   93  129  158   332  30     93   158    332
                   with SDBR and GIA Rider          94   94  160   336   94  130  160   336  31     94   160    336
                   with SDBR, EEG, and GIA Riders   96  102  173   360   96  138  173   360  33    102   173    360
                   with PDBR                        92   90  153   322   92  126  153   322  29     90   153    322
                   with PDBR and EEG Rider          95   97  165   346   95  133  165   346  32     97   165    346
                   with PDBR and GIA Rider          95   99  168   350   95  135  168   350  32     99   168    350
                   with PDBR, EEG, and GIA Riders   98  106  180   373   98  142  180   373  35    106   180    373
                   with EEG                         91   87  148   313   91  123  148   313  28     87   148    313
                   with GIA                         92   89  151   318   92  125  151   318  29     89   151    318
                   with EEG and GIA Riders          94   96  163   341   94  132  163   341  31     96   163    341
                   -------------------------------------------------------------------------------------------------
                   Mid-Cap Growth
                   without any Rider                90   82  141   298   90  118  141   298  27     82   141    298
                   with SDBR                        92   88  150   317   92  124  150   317  29     88   150    317
                   with SDBR and EEG Rider          94   96  163   341   94  132  163   341  31     96   163    341
                   with SDBR and GIA Rider          95   97  165   346   95  133  165   346  32     97   165    346
                   with SDBR, EEG, and GIA Riders   97  105  177   369   97  141  177   369  34    105   177    369
                   with PDBR                        93   93  158   331   93  129  158   331  30     93   158    331
                   with PDBR and EEG Rider          96  100  170   355   96  136  170   355  33    100   170    355
                   with PDBR and GIA Rider          96  102  172   360   96  138  172   360  33    102   172    360
                   with PDBR, EEG, and GIA Riders   99  109  185   382   99  145  185   382  36    109   185    382
                   with EEG                         92   90  153   322   92  126  153   322  29     90   153    322
                   with GIA                         93   91  156   327   93  127  156   327  30     91   156    327
                   with EEG and GIA Riders          95   99  168   351   95  135  168   351  32     99   168    351
                   -------------------------------------------------------------------------------------------------

                   -------------------------------------------------------------------------------------------------
                                                                                             Expenses if you did not
                                                   Expenses if you      Expenses if you      annuitize or surrender,
                                                   annuitized           surrendered          but left the money in
                                                   your Contract ($)    your Contract ($)    your Contract ($)
                   -------------------------------------------------------------------------------------------------
                   Variable Account                1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr  3 yr  5 yr  10 yr
                   -------------------------------------------------------------------------------------------------
                   Global Growth
                   without any Rider                93   92  157   329   93  128  157   329  30     92   157    329
                   with SDBR                        95   98  166   348   95  134  166   348  32     98   166    348
                   with SDBR and EEG Rider          98  106  179   371   98  142  179   371  35    106   179    371
                   with SDBR and GIA Rider          98  107  181   376   98  143  181   376  35    107   181    376
                   with SDBR, EEG, and GIA Riders  101  114  193   398  101  150  193   398  38    114   193    398
                   with PDBR                        97  103  174   362   97  139  174   362  34    103   174    362
                   with PDBR and EEG Rider          99  110  186   385   99  146  186   385  36    110   186    385
                   with PDBR and GIA Rider         100  111  188   389  100  147  188   389  37    111   188    389
                   with PDBR, EEG, and GIA Riders  102  119  200   411  102  155  200   411  39    119   200    411
                   with EEG                         96  100  169   353   96  136  169   353  33    100   169    353
                   with GIA                         96  101  171   358   96  137  171   358  33    101   171    358
                   with EEG and GIA Riders          99  109  184   381   99  145  184   381  36    109   184    381
                   -------------------------------------------------------------------------------------------------
                   Equity Index
                   without any Rider                83   62  107   230   83   98  107   230  20     62   107    230
                   with SDBR                        85   68  117   251   85  104  117   251  22     68   117    251
                   with SDBR and EEG Rider          88   76  130   276   88  112  130   276  25     76   130    276
                   with SDBR and GIA Rider          88   77  132   282   88  113  132   282  25     77   132    282
                   with SDBR, EEG, and GIA Riders   91   85  145   306   91  121  145   306  28     85   145    306
                   with PDBR                        87   73  125   266   87  109  125   266  24     73   125    266
                   with PDBR and EEG Rider          89   80  137   291   89  116  137   291  26     80   137    291
                   with PDBR and GIA Rider          90   82  140   296   90  118  140   296  27     82   140    296
                   with PDBR, EEG, and GIA Riders   92   89  152   321   92  125  152   321  29     89   152    321
                   with EEG                         86   70  120   256   86  106  120   256  23     70   120    256
                   with GIA                         86   71  122   261   86  107  122   261  23     71   122    261
                   with EEG and GIA Riders          89   79  135   287   89  115  135   287  26     79   135    287
                   -------------------------------------------------------------------------------------------------
                   Small-Cap Index
                   without any Rider                86   72  123   262   86  108  123   262  23     72   123    262
                   with SDBR                        88   78  133   282   88  114  133   282  25     78   133    282
                   with SDBR and EEG Rider          91   85  145   307   91  121  145   307  28     85   145    307
                   with SDBR and GIA Rider          91   87  148   312   91  123  148   312  28     87   148    312
                   with SDBR, EEG, and GIA Riders   94   94  160   336   94  130  160   336  31     94   160    336
                   with PDBR                        90   82  140   297   90  118  140   297  27     82   140    297
                   with PDBR and EEG Rider          92   90  153   321   92  126  153   321  29     90   153    321
                   with PDBR and GIA Rider          93   91  155   326   93  127  155   326  30     91   155    326
                   with PDBR, EEG, and GIA Riders   95   99  167   350   95  135  167   350  32     99   167    350
                   with EEG                         89   79  135   287   89  115  135   287  26     79   135    287
                   with GIA                         89   81  138   292   89  117  138   292  26     81   138    292
                   with EEG and GIA Riders          92   88  150   317   92  124  150   317  29     88   150    317
                   -------------------------------------------------------------------------------------------------
                   REIT
                   without any Rider                92   88  149   315   92  124  149   315  29     88   149    315
                   with SDBR                        94   94  159   334   94  130  159   334  31     94   159    334
                   with SDBR and EEG Rider          96  101  171   358   96  137  171   358  33    101   171    358
                   with SDBR and GIA Rider          97  103  174   362   97  139  174   362  34    103   174    362
                   with SDBR, EEG, and GIA Riders   99  110  186   385   99  146  186   385  36    110   186    385
                   with PDBR                        95   98  166   348   95  134  166   348  32     98   166    348
                   with PDBR and EEG Rider          98  106  179   371   98  142  179   371  35    106   179    371
                   with PDBR and GIA Rider          98  107  181   376   98  143  181   376  35    107   181    376
                   with PDBR, EEG, and GIA Riders  101  114  193   398  101  150  193   398  38    114   193    398
                   with EEG                         94   95  162   339   94  131  162   339  31     95   162    339
                   with GIA                         95   97  164   344   95  133  164   344  32     97   164    344
                   with EEG and GIA Riders          97  104  176   367   97  140  176   367  34    104   176    367
                   -------------------------------------------------------------------------------------------------
                   Inflation Managed (formerly called Government Securities)
                   without any Rider                86   72  124   264   86  108  124   264  23     72   124    264
                   with SDBR                        88   78  134   284   88  114  134   284  25     78   134    284
                   with SDBR and EEG Rider          91   86  146   309   91  122  146   309  28     86   146    309
                   with SDBR and GIA Rider          91   87  149   314   91  123  149   314  28     87   149    314
                   with SDBR, EEG, and GIA Riders   94   95  161   338   94  131  161   338  31     95   161    338
                   with PDBR                        90   83  141   299   90  119  141   299  27     83   141    299
                   with PDBR and EEG Rider          92   90  154   323   92  126  154   323  29     90   154    323
                   with PDBR and GIA Rider          93   92  156   328   93  128  156   328  30     92   156    328
                   with PDBR, EEG, and GIA Riders   96   99  168   352   96  135  168   352  33     99   168    352
                   with EEG                         89   80  136   289   89  116  136   289  26     80   136    289
                   with GIA                         89   81  139   294   89  117  139   294  26     81   139    294
                   with EEG and GIA Riders          92   89  151   319   92  125  151   319  29     89   151    319
                   -------------------------------------------------------------------------------------------------

                   -------------------------------------------------------------------------------------------------
                                                                                             Expenses if you did not
                                                   Expenses if you      Expenses if you      annuitize or surrender,
                                                   annuitized           surrendered          but left the money in
                                                   your Contract ($)    your Contract ($)    your Contract ($)
                   -------------------------------------------------------------------------------------------------
                   Variable Account                1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr  3 yr  5 yr  10 yr
                   -------------------------------------------------------------------------------------------------
                   Managed Bond
                   without any Rider                87   73  125   266   87  109  125   266  24     73   125    266
                   with SDBR                        89   79  135   286   89  115  135   286  26     79   135    286
                   with SDBR and EEG Rider          91   86  147   311   91  122  147   311  28     86   147    311
                   with SDBR and GIA Rider          92   88  150   316   92  124  150   316  29     88   150    316
                   with SDBR, EEG, and GIA Riders   94   95  162   340   94  131  162   340  31     95   162    340
                   with PDBR                        90   83  142   301   90  119  142   301  27     83   142    301
                   with PDBR and EEG Rider          93   91  154   325   93  127  154   325  30     91   154    325
                   with PDBR and GIA Rider          93   92  157   330   93  128  157   330  30     92   157    330
                   with PDBR, EEG, and GIA Riders   96  100  169   354   96  136  169   354  33    100   169    354
                   with EEG                         89   80  137   291   89  116  137   291  26     80   137    291
                   with GIA                         90   82  140   296   90  118  140   296  27     82   140    296
                   with EEG and GIA Riders          92   89  152   321   92  125  152   321  29     89   152    321
                   -------------------------------------------------------------------------------------------------
                   Money Market
                   without any Rider                84   65  111   240   84  101  111   240  21     65   111    240
                   with SDBR                        86   71  122   260   86  107  122   260  23     71   122    260
                   with SDBR and EEG Rider          89   79  134   285   89  115  134   285  26     79   134    285
                   with SDBR and GIA Rider          89   80  137   290   89  116  137   290  26     80   137    290
                   with SDBR, EEG, and GIA Riders   92   88  149   315   92  124  149   315  29     88   149    315
                   with PDBR                        88   76  129   275   88  112  129   275  25     76   129    275
                   with PDBR and EEG Rider          90   83  142   300   90  119  142   300  27     83   142    300
                   with PDBR and GIA Rider          91   85  144   305   91  121  144   305  28     85   144    305
                   with PDBR, EEG, and GIA Riders   93   92  157   329   93  128  157   329  30     92   157    329
                   with EEG                         87   73  124   265   87  109  124   265  24     73   124    265
                   with GIA                         87   74  127   271   87  110  127   271  24     74   127    271
                   with EEG and GIA Riders          90   82  139   296   90  118  139   296  27     82   139    296
                   -------------------------------------------------------------------------------------------------
                   High Yield Bond
                   without any Rider                87   73  125   266   87  109  125   266  24     73   125    266
                   with SDBR                        89   79  135   286   89  115  135   286  26     79   135    286
                   with SDBR and EEG Rider          91   86  147   311   91  122  147   311  28     86   147    311
                   with SDBR and GIA Rider          92   88  150   316   92  124  150   316  29     88   150    316
                   with SDBR, EEG, and GIA Riders   94   95  162   340   94  131  162   340  31     95   162    340
                   with PDBR                        90   83  142   301   90  119  142   301  27     83   142    301
                   with PDBR and EEG Rider          93   91  154   325   93  127  154   325  30     91   154    325
                   with PDBR and GIA Rider          93   92  157   330   93  128  157   330  30     92   157    330
                   with PDBR, EEG, and GIA Riders   96  100  169   354   96  136  169   354  33    100   169    354
                   with EEG                         89   80  137   291   89  116  137   291  26     80   137    291
                   with GIA                         90   82  140   296   90  118  140   296  27     82   140    296
                   with EEG and GIA Riders          92   89  152   321   92  125  152   321  29     89   152    321
                   -------------------------------------------------------------------------------------------------
                   Large-Cap Value
                   without any Rider                89   81  138   292   89  117  138   292  26     81   138    292
                   with SDBR                        91   87  147   311   91  123  147   311  28     87   147    311
                   with SDBR and EEG Rider          94   94  160   335   94  130  160   335  31     94   160    335
                   with SDBR and GIA Rider          94   96  162   340   94  132  162   340  31     96   162    340
                   with SDBR, EEG, and GIA Riders   97  103  175   364   97  139  175   364  34    103   175    364
                   with PDBR                        93   91  155   326   93  127  155   326  30     91   155    326
                   with PDBR and EEG Rider          95   99  167   349   95  135  167   349  32     99   167    349
                   with PDBR and GIA Rider          96  100  170   354   96  136  170   354  33    100   170    354
                   with PDBR, EEG, and GIA Riders   98  107  182   377   98  143  182   377  35    107   182    377
                   with EEG                         92   88  150   317   92  124  150   317  29     88   150    317
                   with GIA                         92   90  153   321   92  126  153   321  29     90   153    321
                   with EEG and GIA Riders          95   97  165   345   95  133  165   345  32     97   165    345
                   -------------------------------------------------------------------------------------------------

                       The purpose of the preceding table is to help you understand the various costs and expenses that you may bear directly or indirectly. The table reflects expenses of the Separate Account as well as those of the underlying Portfolios. Premium taxes may also be applicable. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS, WITHDRAWALS and Pacific Select Fund Annual Expenses in this Prospectus and see the Fund's SAI.

                       The following is added to the PURCHASING YOUR CONTRACT section on Page 15 of the Prospectus:

                       Purchasing the Guaranteed Income Advantage Rider
                       (Optional)
                       You may purchase the GIA Rider on the Contract Date or on any Contract Anniversary. You may purchase the GIA Rider only if the age of each Annuitant is 80 years or younger on the date the GIA Rider is purchased. The GIA Rider will remain in effect until the earlier of:

                         . a full withdrawal of the amount available for
                           withdrawal under the Contract;

                         . a death benefit becomes payable under the Contract;

                         . any termination of the Contract in accordance with
                           the terms of the Contract;

                         . the Annuity Date; or

                         . termination of the GIA Rider.

                       You may terminate the GIA Rider on the fifth Contract Anniversary or on any later Contract Anniversary.

                       If you buy the GIA Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the GIA Rider to coincide with that Contract Date or Contract Anniversary.

                       The following is added to the CHARGES, FEES AND DEDUCTIONS section on Page 22 of the Prospectus:

                       Annual Guaranteed Income Advantage Charge (Optional
                       Rider)
                       If you purchase the GIA Rider, we deduct annually a Guaranteed Income Advantage Charge ("GIA Charge") for expenses related to the GIA Rider. The GIA Charge is equal to 0.30% multiplied by your Contract Value on the date the Charge is deducted.

                       We will deduct the GIA Charge from your Investment Options on a proportionate basis:

                         . on each Contract Anniversary the GIA Rider remains
                           in effect;

                         . on the Annuity Date, if the GIA Rider is still in
                           effect;

                         . when the GIA Rider is terminated.

                       Any portion of the GIA Charge we deduct from the Fixed Option will not be greater than the annual interest credited in excess of 3%. If you terminate the GIA Rider, we will charge your Contract for the annual GIA Charge on the effective date of termination. If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the entire GIA Charge for the Contract Year from the final payment made to you.

                       The following is added to the RETIREMENT BENEFITS AND OTHER PAYOUTS section under Choosing Your Annuity Option starting on page 24 of the Prospectus:

                       Guaranteed Income Advantage Annuity Option
                       If you purchase the GIA Rider, you may choose any of the Annuity Options described in the Prospectus, or you may choose the Guaranteed Income Advantage Annuity Option if 10 years have passed since the GIA Rider was purchased and the GIA Rider is still in effect. You must choose fixed annuity payments under this Guaranteed Income Advantage Annuity Option.

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                       The guaranteed income purchased per $1,000 of the net
                       amount applied to the annuity payments will be based on an annual interest rate of 2.5% and the 1983a Annuity Mortality Table with the age set back 10 years. The net amount applied to the annuity payments under the Guaranteed Income Advantage Annuity Option will be based on the higher of the following Guaranteed Income Base or the Enhanced Income Base, which are described below.

                       1. Guaranteed Income Base - If you purchase the GIA
                          Rider on the Contract Date, the Guaranteed Income Base is equal to the Purchase Payments less an adjustment for each withdrawal, increased at a 5% effective annual rate of interest. We calculate the adjustment for each withdrawal by multiplying the Guaranteed Income Base prior to a withdrawal by the ratio of the amount of the withdrawal, including applicable withdrawal charges, to the Contract Value immediately prior to withdrawal.

                          If you purchase the GIA Rider on a Contract
                          Anniversary after the Contract Date, the Guaranteed Income Base is equal to the Contract Value on the date the GIA Rider is purchased, plus all Purchase Payments made after the GIA Rider is purchased, less an adjustment for each withdrawal occurring after the GIA is purchased, increased at a 5% effective annual rate of interest. We calculate the adjustment for each withdrawal by multiplying the Guaranteed Income Base prior to the withdrawal by the ratio of the amount of the withdrawal, including applicable withdrawal charges, to the Contract Value immediately prior to the withdrawal.

                          The effective annual rate of interest will take into account the timing of when each Purchase Payment and withdrawal occurred. We accomplish this by applying a daily factor of 1.000133681 to each day's Guaranteed Income Base balance. The 5% effective annual rate of interest will stop accruing as of the earlier of:

                        . the Contract Anniversary following the date the
                          youngest Annuitant reaches his or her 80th birthday;

                        . a full withdrawal of the amount available for
                          withdrawal under the Contract;

                        . a death benefit becomes payable under the Contract;

                        . any termination of the Contract in accordance with
                          the provisions of the Contract;

                        . the Annuity Date; or

                        . termination of the GIA Rider.

                          On the Annuity Date and if the GIA Rider has not terminated, the net amount we apply to the annuity payments will be the Guaranteed Income Base reduced by any remaining withdrawal charges associated with additional Purchase Payments added to the Contract, any applicable state premium tax, and any outstanding Contract Debt.

                       2. Enhanced Income Base - The Enhanced Income Base is
                          equal to your Net Contract Value on the Annuity Date plus an additional 15% of the amount equal to:

                        . the Net Contract Value on the Annuity Date;

                        . less the sum of all Purchase Payments applied to the
                          Contract in the 12 months prior to the Annuity Date.

                       On the Annuity Date, the net amount we apply to the annuity payments will be the Enhanced Income Base reduced by any withdrawal charges associated with additional Purchase Payments added to the Contract and any applicable state premium tax.

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                       The structure of the annuity payments that may be
                       elected under the Guaranteed Income Advantage Annuity Option are:

                       . 15 years or more Period Certain;

                       . Life;

                       . Joint and Survivor Life;

                       . Life with 10 Years or More Period Certain.

                       If you elect the Guaranteed Income Advantage (GIA) Annuity Option, the waiver of withdrawal charges upon annuitization will not apply. We will reduce the net amount applied to the annuity payments under the Guaranteed Income Advantage Annuity Option by any remaining withdrawal charges. The rider contains annuity tables for each GIA Annuity Option available.

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